UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 28.1% (19.3% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding
	Bonds, Series 2001:
$600	5.125%, 7/15/24 - MBIA Insured	1/11 at 101.00	Aaa	$647,310
200	5.125%, 7/15/27 - MBIA Insured	1/11 at 101.00	Aaa	212,268
	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding
	Bonds, Series 2002:
1,040	5.000%, 7/15/14 - MBIA Insured	7/12 at 100.00	Aaa	1,138,374
1,000	5.000%, 7/15/15 - MBIA Insured	7/12 at 100.00	Aaa	1,079,660
500	East Carolina University, General Revenue Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured	5/13 at 100.00	Aaa	545,110
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
3,750	5.125%, 10/01/26	10/11 at 100.00	AA+	3,973,200
2,000	5.125%, 10/01/41	10/11 at 100.00	AA+	2,093,860
1,000	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project,	3/15 at 100.00	AAA	1,064,150
	Series 2005, 5.000%, 3/01/31 - AMBAC Insured
1,840	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	2,020,706
	12/01/11
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B, 5.375%,	4/11 at 101.00	AAA	442,200
	4/01/17 - FSA Insured
1,100	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	1,223,629
	4/01/19 - AMBAC Insured
	University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
250	5.000%, 4/01/21 - AMBAC Insured	4/14 at 100.00	Aaa	270,363
500	5.000%, 4/01/24 - AMBAC Insured	4/14 at 100.00	Aaa	537,325
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 - AMBAC	4/15 at 100.00	AAA	1,085,970
	Insured

	Healthcare - 22.3% (15.4% of Total Investments)
2,130	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	2,215,839
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
1,000	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center,	10/05 at 100.00	AAA	1,000,780
	Series 1993, 4.750%, 10/01/23 - AMBAC Insured
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical	1/12 at 100.00	A	1,084,827
	Center, Series 2002A, 5.250%, 1/01/13
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA-	2,126,600
	Obligated Group, Series 2003A, 5.000%, 11/01/20
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series
	2004A:
595	5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	654,036
500	5.250%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	547,265
500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005,	1/15 at 100.00	AAA	529,800
	5.000%, 1/01/33 - FGIC Insured
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical

	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,097,240
2,000	5.250%, 6/01/22	6/12 at 101.00	A	2,112,500
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	530,930
	5.000%, 11/01/24
1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph's Health	10/11 at 101.00	AA	1,059,950
	System, Series 2001, 5.250%, 10/01/31

	Housing/Single Family - 3.9% (2.7% of Total Investments)
410	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/10 at 100.00	AAA	422,054
	10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
885	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	918,444
885	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	917,595

	Industrials - 1.4% (1.0% of Total Investments)
800	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	802,080
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Long-Term Care - 1.2% (0.8% of Total Investments)
400	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/14 at 100.00	N/R	410,796
	Series 2005A, 5.500%, 10/01/35
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services, Series	9/15 at 100.00	N/R	259,557
	2005A, 5.250%, 9/01/21

	Materials - 3.6% (2.5% of Total Investments)
865	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	906,131
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/11 at 101.00	BBB	1,179,519
	Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.200%,
	2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 2.4% (1.6% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	280,257
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,086,090

	Tax Obligation/Limited - 31.7% (21.8% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA-	32,960
1,650	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	1,742,598
	2003G, 5.000%, 6/01/28
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,850	5.250%, 6/01/18	6/12 at 101.00	AA+	2,047,673
400	5.250%, 6/01/19	6/12 at 101.00	AA+	442,740
1,325	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/17 - AMBAC	12/12 at 100.00	AAA	1,462,893
	Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 - FSA Insured	12/12 at 101.00	AAA	1,107,670
2,025	5.375%, 12/01/16 - FSA Insured	12/12 at 101.00	AAA	2,262,998
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,	4/14 at 100.00	AAA	788,380
	Series 2004, 5.250%, 4/01/20 - FSA Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 -	6/14 at 100.00	AAA	1,477,276
	MBIA Insured

2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AAA	2,205,896
	2004B, 5.000%, 4/01/29 - AMBAC Insured
1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%,	No Opt. Call	AAA	1,481,709
	7/01/16 - AMBAC Insured
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	867,895
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,408,342
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 - FSA	6/14 at 102.00	AAA	1,094,700
	Insured

	Transportation - 15.6% (10.7% of Total Investments)
2,035	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 - MBIA Insured	7/14 at 100.00	AAA	2,151,687
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 - FGIC Insured	5/11 at 101.00	Aaa	1,094,010
2,320	5.250%, 11/01/16 - FGIC Insured	5/11 at 101.00	Aaa	2,536,595
2,230	5.250%, 11/01/17 - FGIC Insured	5/11 at 101.00	Aaa	2,436,766
	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002:
270	5.000%, 1/01/20 - MBIA Insured	1/12 at 101.00	Aaa	292,788
500	5.125%, 1/01/27 - MBIA Insured	1/12 at 101.00	Aaa	534,710

	U.S. Guaranteed *** - 8.8% (6.1% of Total Investments)
1,465	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+***	1,611,075
	Series 2001, 5.000%, 7/01/20 (Pre-refunded to 7/01/11)
3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,538,944
	(Pre-refunded to 2/01/10)

	Utilities - 12.4% (8.6% of Total Investments)
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/06 at 100.00	AAA	2,505,175
	5.500%, 1/01/17 - FGIC Insured
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	A3	1,665,120
	1/01/20
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 - FGIC	7/15 at 100.00	AAA	273,017
	Insured
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	2,806,076
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 13.8% (9.5% of Total Investments)
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.250%, 7/01/13	No Opt. Call	AAA	2,839,057
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 -	6/13 at 100.00	AAA	1,081,170
	MBIA Insured
1,085	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,170,455
	6/01/24
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21	3/14 at 100.00	AAA	1,084,580
1,750	5.000%, 3/01/22	3/14 at 100.00	AAA	1,892,747

$78,310	Total Long-Term Investments (cost $79,940,406) - 145.2%			84,414,117

	Other Assets Less Liabilities - 3.0%			1,720,786

	Preferred Shares, at Liquidation Value - (48.2)%			(28,000,000)

	Net Assets Applicable to Common Shares - 100%			$58,134,903

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.833% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	$800,000	2/09/06	2/09/36	$(14,225)

Agreement with Morgan Stanley dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.816% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	800,000	2/15/06	2/15/36	(12,025)

				$(26,250)

(1)        All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)        Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

  *         Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**          Ratings: Using the higher of Standard & Poor's or Moody's rating.

***        Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
             Government agency securities which ensures the timely payment of principal and interest.
             Such securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $79,935,683.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,478,460
Depreciation	(26)

Net unrealized appreciation of investments	$4,478,434

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.